Financial Instruments and Risk Management - Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest [Abstract]
Net debt	RM 3,197,180	$ 759,497	RM 2,298,706
Total equity	48,375,143	11,491,625	17,384,201	RM 13,582,212	$ 3,226,486	RM 10,218,691
Total capital	RM 51,572,323	$ 12,251,122	RM 19,682,907
Gearing ratio	6.20%	6.20%	11.68%